RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of sales
Personnel expenses	R$ (1,741,347)	R$ (1,450,428)	R$ (1,467,896)
Costs of raw materials, materials and services	(11,468,545)	(10,981,883)	(11,463,862)
Logistics cost	(5,186,872)	(4,341,369)	(4,795,161)
Depreciation, depletion and amortization	(8,135,016)	(6,718,474)	(6,406,610)
Other	(869,747)	(1,584,521)	(687,759)
Total cost of sales	(27,401,527)	(25,076,675)	(24,821,288)
Cost of idle capacity and maintenance downtime	587,345	650,592
Selling expenses
Personnel expenses	(330,178)	(281,673)	(244,681)
Services	(247,585)	(173,494)	(146,184)
Logistics cost	(1,288,670)	(1,067,031)	(1,065,416)
Depreciation and amortization	(955,201)	(952,033)	(951,626)
Other	(116,913)	(122,146)	(75,287)
Total selling expenses	(2,938,547)	(2,596,377)	(2,483,194)
General and Administrative expenses
Personnel expenses	(1,661,843)	(1,172,538)	(1,039,733)
Services	(503,086)	(406,001)	(378,986)
Depreciation and amortization	(143,600)	(118,771)	(101,764)
Other	(311,315)	(225,918)	(189,284)
Total General and Administrative expenses	(2,619,844)	(1,923,228)	(1,709,767)
Other operating (expenses) income net
Rents and leases	2,188	3,971	2,164
Result from sale of other products, net	77,817	79,046	58,880
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	(163,033)	(331,285)	(509)
Result on fair value adjustment of biological assets	1,431,530	1,989,831	1,199,759
Depletion and amortization	9,822	468,168	52,110
Tax credits - gains in tax lawsuits (exclusion of ICMS from the PIS/COFINS calculation basis)			(1,324)
Provision for judicial liabilities	(148,952)	(167,563)	(156,243)
Tax Credit	52,201	34,204	(33,121)
Provision for legal fees	1,261,573	2,076,372	R$ 1,121,716
Cost of idle capacity and maintenance downtime	R$ 587,345	R$ 650,592